SCHEDULE OF RECONCILIATION OF DIFFERENCES BETWEEN STATUTORY TAX RATE AND THE EFFECTIVE TAX RATE (Details)		9 Months Ended	12 Months Ended
		Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Statutory income tax rate 25.0%	[1]	25.00%	25.00%	25.00%
Permanent differences		(1.10%)	(1.10%)	(3.30%)
Effect of different tax rate	[2]	23.20%	(5.50%)	36.70%
Change of valuation allowance		(47.10%)	(18.30%)	(58.10%)
Effective tax rate		0.00%	0.10%	0.30%

[1]	The PRC statutory income tax rate was used because the majority of the Group’s operations are based in PRC.
[2]	The effect of different tax rate is attributed to varying rates in other jurisdictions where the Group is established, such as the Cayman Islands or Hong Kong, and the preferential tax rate certain entities in the Group enjoys.